Inventories, net - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [abstract]
Cost of inventories recognized in cost of sales	$ 167,546,288	$ 174,543,602	$ 180,013,986